COMMITMENTS (Schedule of future minimum operating lease payments) (Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2013
COMMITMENTS [Abstract]
2014	$ 2,160
2015	1,791
2016	1,383
2017	995
Thereafter
Operating Leases, Future Minimum Payments Due, Total	$ 6,329